FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Summary of Net Derivative Financial Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial assets	$ 87	$ 14
Derivative financial instruments (Note 24)	42	81
Current derivative financial liabilities	(57)	(53)
Non-current derivative financial liabilities	(7)	(6)
Total	65	36
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	7	11
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	7	11
Commodity financial instruments
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial assets	70	13
Derivative financial instruments (Note 24)	27	73
Interest rate
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial assets	16	1
Derivative financial instruments (Note 24)	15	8
Foreign exchange
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial assets	1	0
Derivative financial instruments (Note 24)	0	0
Commodity financial instruments
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial liabilities	(39)	(48)
Non-current derivative financial liabilities	(7)	(6)
Total	51	32
Interest rate
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial liabilities	0	0
Non-current derivative financial liabilities	0	0
Total	31	9
Foreign exchange
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial liabilities	(18)	(5)
Non-current derivative financial liabilities	0	0
Total	$ (17)	$ (5)